Nature of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Vital Farms, Inc. (“Vital Farms”) was incorporated in Delaware on June 6, 2013 and is headquartered in Austin, Texas. Vital Farms packages, markets and distributes pasture-raised shell eggs, pasture-raised butter and other products. These products are sold under the trade names Vital Farms, Alfresco Farms, Lucky Ladies and RedHill Farms, primarily to retail foodservice channels in the United States.

Vital Farms Arkansas, LLC, Vital Farms Missouri, LLC, Backyard Eggs, LLC, Barn Door Farms, LLC and Sagebrush Foodservice, LLC are all wholly owned subsidiaries of Vital Farms (collectively referred to with Vital Farms as the “Company”). All significant intercompany transactions and balances have been eliminated in the Vital Farms unaudited condensed consolidated financial statements.

The accompanying unaudited condensed consolidated financial statements as of September 27, 2020 and for the 13-week and 39-week periods ended September 27, 2020 and September 29, 2019 have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. The accompanying unaudited condensed consolidated financial statements include the accounts of Vital Farms, its subsidiaries and a variable interest entity (“VIE”) in which Vital Farms has a variable interest and is the primary beneficiary. The noncontrolling interest attributable to the VIE is presented as a component separate from stockholders’ equity in the unaudited condensed consolidated balance sheets. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the fiscal year ended December 29, 2019 included in the Company’s final prospectus that forms a part of the Company’s Registration Statement on Form S-1 (Reg. No. 333-239772), filed with the SEC pursuant to Rule 424(b)(4) on July 31, 2020 (the “Prospectus”).

The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements. In the opinion of management, the included disclosures are adequate and the accompanying unaudited condensed consolidated financial statements contain all adjustments which are necessary for a fair presentation of the Company’s consolidated financial position as of September 27, 2020, consolidated results of operations for the 13-week and 39-week periods ended September 27, 2020 and September 29, 2019, and consolidated cash flows for the 39-week periods ended September 27, 2020 and September 29, 2019. Such adjustments are of a normal and recurring nature. The consolidated results of operations for the 13-week period and 39-week period ended September 27, 2020 are not necessarily indicative of the consolidated results of operations that may be expected for the fiscal year ending December 27, 2020.

Reclassification of Prior Period Presentation: Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported consolidated results of operations.

Fiscal Year: The Company’s fiscal year ends on the last Sunday in December and contains either 52 or 53 weeks. In a 52-week fiscal year, each of the Company’s fiscal quarters consist of 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. Therefore, the financial results of certain 53-week fiscal years, and the associated 14-week quarters, will not be exactly comparable to the prior and subsequent 52-week fiscal years and the associated 13-week quarters. The quarters ended September 27, 2020 and September 29, 2019 both contain operating results for 13 weeks.

Impact of COVID-19 Pandemic: Due to the ongoing COVID-19 pandemic, the Company has implemented business continuity plans designed to address and mitigate the impact of the COVID-19 pandemic on the Company’s business. The Company does not currently anticipate that the COVID-19 pandemic will have a material impact on the timelines for the Company’s product development and expansion efforts. However, the extent to which the COVID-19 pandemic impacts the Company’s business, product development and expansion efforts, corporate development objectives and the value of and market for the Company’s common stock will depend on future developments that are highly uncertain and cannot be predicted with confidence at this time, such as the ultimate duration of the pandemic, travel restrictions, quarantines, social distancing and business closure requirements in the United States, and the effectiveness of actions taken globally to contain and treat the disease. The global economic slowdown, the overall disruption of global supply chains and distribution systems and the other risks and uncertainties associated with the pandemic could have a material adverse effect on the Company’s business, financial condition, results of operations and growth prospects.

Forward Stock Split: In July 2020, the board of directors and the stockholders of the Company approved a 2.46-for-1 forward stock split of the Company’s outstanding common stock and preferred stock, which was effected on July 22, 2020. Stockholders entitled to fractional shares as a result of the forward stock split will receive a cash payment in lieu of receiving fractional shares. All common stock, preferred stock, and per share information has been retroactively adjusted to give effect to this forward stock split for all periods presented. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately increased and the respective per share value and exercise prices, if applicable, were proportionately decreased in accordance with the terms of the agreements governing such securities. There were no changes in the par values of the Company’s common stock and preferred stock as a result of the forward stock split.

Initial Public Offering: In August 2020, the Company completed its initial public offering (“IPO”) of 10,699,573 shares of common stock at an offering price of $22.00 per share.  The Company offered 5,040,323 shares of common stock and the selling stockholders identified in the Prospectus offered an additional 5,659,250 shares of common stock, including the underwriter’s option to purchase up to an additional 1,395,596 shares of common stock from the selling stockholders. The Company received gross proceeds of approximately $110,887 before deducting underwriting discounts, commissions and offering related transaction costs; the Company did not receive any proceeds from the sale of shares by the selling stockholders.  Upon the closing of the IPO in August 2020, all of the then-outstanding shares of preferred stock automatically converted into 8,192,876 shares of common stock on a one-for-one basis. Subsequent to the closing of the IPO, there were no shares of preferred stock outstanding. The condensed consolidated financial statements as of September 27, 2020, including share and per share amounts, include the effects of the IPO.

1. Nature of the Business and Basis of Presentation

Vital Farms, Inc. (“Vital Farms”) was incorporated in Delaware on June 6, 2013 and is headquartered in Austin, Texas. Vital Farms packages, markets and distributes pasture-raised shell eggs, pasture-raised butter and other products. These products are sold under the trade names Vital Farms, Alfresco Farms, Lucky Ladies and RedHill Farms, primarily to retail foodservice channels in the United States.

Vital Farms Arkansas, LLC, Vital Farms Missouri, LLC, Backyard Eggs, LLC, Barn Door Farms, LLC and Sagebrush Foodservice, LLC are all wholly owned subsidiaries of Vital Farms (collectively referred to with Vital Farms as the “Company”). All significant intercompany transactions and balances have been eliminated in the Vital Farms consolidated financial statements.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Vital Farms, its subsidiaries and a variable interest entity (“VIE”) in which Vital Farms has an interest and is the primary beneficiary. See Note 3, “Variable Interest Entity.” The noncontrolling interest attributable to the Company’s VIE is presented as a separate component from stockholders’ equity in the consolidated balance sheets.

Change in Fiscal Year: In January 2018, the Company elected to change from a calendar year ending on December 31 to a 52-53-week fiscal year, ending on the last Sunday in December, effective beginning with the first quarter of 2018. In a 52-53-week fiscal year, each of the Company’s fiscal quarters consist of 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company’s first 53-week fiscal year will be fiscal 2023, which the Company expects to begin on December 26, 2022 and end on December 31, 2023.

Liquidity and Going Concern: In accordance with Accounting Standards Update (“ASU”) No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Through December 29, 2019, the Company has funded its operations primarily with cash flows from product sales, proceeds from the sale of its capital stock and proceeds from borrowings under its existing Credit Facility (as defined in Note 10, “Long-Term Debt”). The Company recognized net (loss) income of $(2,145), $5,629 and $3,312 for the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively. In addition, the Company had retained earnings of $5,239 as of December 29, 2019. As of March 26, 2020, the issuance date of the consolidated financial statements, the Company expects that its cash and cash equivalents of $1,274 as of December 29, 2019, together with cash provided by operating activities, will be sufficient to fund its operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the consolidated financial statements.